UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  SEPTEMBER 30, 2000

Check here if Amendment [    ];  Amendment Number:
This Amendment (Check only one.):	[    ]  is a restatement.
		[    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

NAME:	THE FIRST NATIONAL BANK IN SIOUX FALLS
		100 S. PHILLIPS AVE.
		SIOUX FALLS, SD  57104

13F FILE NUMBER:		46-0189380

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

NAME:	CAROL RYSAVY
TITLE:	VICE PRESIDENT, OPERATIONS
PHONE:	605-335-5174

Signature, Place, and Date of Signing:



		Carol Rysavy		Sioux Falls, SD		11/06/00

Report Type (Check only one.):

[  x	]	13F HOLDINGS REPORT.  (Check here if all holdings
of this reporting manager are reported in this report.)

[	]	13F NOTICE.  (Check here if no holdings reported are in
this report, and all holdings are reported by other
0reporting manager(s).)

[	]	13F COMBINATION REPORT.  (Check here if a portion of the
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	85

FORM 13F INFORMATION TABLE VALUE TOTAL:	$54,135

	(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

NONE

1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE
COMMISSION FORM 13-F        11/02/00           PAGE   1
0ASSETS AS OF 09/30/00
0REQUESTED MODEL: BNK
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE
COMMISSION FORM 13-F        11/02/00           PAGE   1
                                                                    AS OF
09/30/00
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - -
- - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -

INVESTMENT
                                                   MARKET
DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/
SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL
(A) (B) (C)  MANAGERS      (A)        (B)       (C)
 TRANSOCEAN SEDCO FOREX INC COM       G90078109       348      5,932 SH
X                       4,019                 1,913

 AT&T CORP COM                        001957109       694     23,636 SH
X                      10,369                13,267

 AT&T CORP COM                        001957109        40      1,350 SH
X   X               1,350

 AXA FINL INC COM                     002451102       779     15,285 SH
X                       8,150                 7,135

 ABBOTT LABS COM                      002824100       392      8,240 SH
X                       2,780                 5,460

 AMERICAN EXPRESS CO COM              025816109       273      4,500 SH
X                       1,500                 3,000

 AMERICAN HOME PRODS CORP COM         026609107       542      9,600 SH
X                       8,000                 1,600

 ASSOCIATES FIRST CAP CORP CL A       046008108       303      7,961 SH
X                       2,034                 5,927

 BP AMOCO P L C ADR SPONSORED         055622104     1,352     25,514 SH
X                       9,290                16,224

 BAXTER INTL INC COM                  071813109       215      2,700 SH
X                       2,700

 BELLSOUTH CORP COM                   079860102       362      8,936 SH
X                       5,320                 3,616

 BENCHMARK ELECTRS INC COM            08160H101     2,352     45,235 SH
X                      42,427                 2,808

 BESTFOODS COM                        08658U101       530      7,280 SH
X                       4,480                 2,800

 BRISTOL MYERS SQUIBB CO COM          110122108       750     13,050 SH
X                      10,640                 2,410

 CHASE MANHATTAN CORP NEW             16161A108       761     16,477 SH
X                       9,612                 6,865

 CHASE MANHATTAN CORP NEW             16161A108        47      1,026 SH
X   X               1,026

 CHEVRON CORP COM                     166751107     1,148     13,465 SH
X                      11,865                 1,600

 CHEVRON CORP COM                     166751107        68        800 SH
X   X                 800

 CISCO SYS INC                        17275R102       282      5,104 SH
X                       1,134                 3,970

 CITIGROUP INC COM                    172967101     1,127     20,841 SH
X                      16,641                 4,200

 CITIGROUP INC COM                    172967101       108      2,000 SH
X   X               2,000

 COASTAL CORP COM                     190441105       282      3,800 SH
X                       3,800

 COMMUNITY FIRST BANKSHARES COM       203902101       858     48,833 SH
X                                            48,833

 COMPUTER SCIENCES CORP COM           205363104       286      3,855 SH
X                         500                 3,355

 DOLLAR GEN CORP                      256669102       565     33,743 SH
X                                            33,743

                                               ----------
          PAGE TOTAL                               14,464
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE
COMMISSION FORM 13-F        11/02/00           PAGE   2
                                                                    AS OF
09/30/00
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - -
- - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -

INVESTMENT
                                                   MARKET
DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/
SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL
(A) (B) (C)  MANAGERS      (A)        (B)       (C)
 DOW CHEM CO COM                      260543103     2,216     88,869 SH
X                      83,571                 5,298

 ELECTRONIC DATA SYS CORP NEW COM     285661104       241      5,800 SH
X                         400                 5,400

 ENRON CORP COM                       293561106       386      4,400 SH
X                       4,000                   400

 EQUITY INCOME FD UNIT 1ST EXCHANGE   294700703     1,149      7,369 SH
X                       6,896                   473
 SER-AT&T SHS
 EQUITY INCOME FD UNIT 1ST EXCHANGE   294700703       128        819 SH
X   X                 819
 SER-AT&T SHS
 EXXON MOBIL CORP COM                 30231G102     3,246     36,430 SH
X                      30,278                 6,152

 EXXON MOBIL CORP COM                 30231G102        47        528 SH
X   X                 528

 FEDERATED GOVERNMENT TRUST #16       314184102       141     12,880 SH
X                      12,880
 GNMA
 FEDERATED GOVERNMENT TRUST #16       314184102        49      4,456 SH
X   X               4,456
 GNMA
 FEDERATED HIGH YIELD TRUST #38       314197104       101     13,604 SH
X                      13,604

 FEDERATED SHORT TERM INCOME FUND 65  31420C209       133     15,514 SH
X                      13,786                 1,728

 FEDERATED SHORT TERM INCOME FUND 65  31420C209        14      1,642 SH
X   X               1,642

 FORD MTR CO DEL COM                  345370860       434     17,009 SH
X                       6,018                10,991

 GANNETT INC                          364730101     1,802     34,000 SH
X                      34,000

 GENERAL ELEC CO COM                  369604103     4,198     72,613 SH
X                      43,077                29,536

 GENERAL MTRS CORP COM                370442105       406      6,252 SH
X                       5,804                   448

 GENERAL MTRS CORP COM                370442105        23        360 SH
X   X                 360

 GILLETTE CO COM                      375766102         3         85 SH
X                                                85

 GILLETTE CO COM                      375766102       207      6,700 SH
X   X               6,700

 GLAXO WELLCOME PLC SPONSORED ADR     37733W105       254      4,200 SH
X                         200                 4,000

 HEWLETT-PACKARD INC COM              428236103       463      4,746 SH
X                       2,545                 2,201

 HOME DEPOT INC                       437076102       234      4,417 SH
X                         767                 3,650

 INTEL CORP                           458140100     1,074     25,840 SH
X                      13,210                12,630

 INTERNATIONAL BUSINESS MACHS COM     459200101     1,627     14,448 SH
X                      10,348                 4,100

 JOHNSON & JOHNSON COM                478160104       446      4,745 SH
X                       1,400                 3,345

                                               ----------
          PAGE TOTAL                               19,022
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE
COMMISSION FORM 13-F        11/02/00           PAGE   3
                                                                    AS OF
09/30/00
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - -
- - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -

INVESTMENT
                                                   MARKET
DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/
SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL
(A) (B) (C)  MANAGERS      (A)        (B)       (C)
 KIMBERLY-CLARK CORP                  494368103       212      3,792 SH
X                       1,192                 2,600

 LILLY ELI & CO COM                   532457108       231      2,850 SH
X                                             2,850

 LUCENT TECHNOLOGIES INC COM          549463107       417     13,683 SH
X                       7,885                 5,798

 LUCENT TECHNOLOGIES INC COM          549463107        16        512 SH
X   X                 512

 MCDONALDS CORP COM                   580135101       356     11,795 SH
X                       1,200                10,595

 MCKESSON HBOC INC COM                58155Q103       174      5,700 SH
X                       3,900                 1,800

 MCKESSON HBOC INC COM                58155Q103        39      1,272 SH
X   X                                     1,272

 MERCK & CO INC COM                   589331107       653      8,774 SH
X                         974                 7,800

 MERCK & CO INC COM                   589331107       268      3,600 SH
X   X               3,600

 MICROSOFT CORP COM                   594918104       494      8,195 SH
X                       1,235                 6,960

 MINNESOTA MNG & MFG CO COM           604059105       264      2,900 SH
X                       1,100                 1,800

 NASDAQ 100 TR UNIT SER 1             631100104     1,623     18,275 SH
X                      13,050                 5,225

 PFIZER INC COM                       717081103       581     12,924 SH
X                       4,584                 8,340

 QWEST COMMUNICATIONS INTL COM        749121109       327      6,803 SH
X                       2,260                 4,543

 RITE AID CORP COM                    767754104        63     15,792 SH
X                      15,792

 SBC COMMUNICATIONS INC               78387G103     1,387     27,805 SH
X                      16,459                11,346

 STANDARD & POORS DEP REC AMEX INDEX  78462F103       330      2,300 SH
X                         100                 2,200

 SAFEWAY INC COM NEW                  786514208       653     13,983 SH
X                      10,800                 3,183

 SCHERING PLOUGH CORP COM             806605101       977     20,975 SH
X                      15,525                 5,450

 SOUTHERN CO COM                      842587107       226      6,954 SH
X                       2,100                 4,854

 SOUTHERN CO COM                      842587107        26        800 SH
X   X                 800

 SUNTRUST BKS INC COM                 867914103       224      4,500 SH
X                       4,500

 TARGET CORP COM                      87612E106       428     16,700 SH
X                       9,800                 6,900

 TENNANT CO COM                       880345103     2,000     45,200 SH
X   X              45,200

 TEXACO INC COM                       881694103       688     13,110 SH
X                       9,698                 3,412

                                               ----------
          PAGE TOTAL                               12,657
1REPORT PTR289  2D FIRST NAT'L BK IN SIOUX FALLS     SECURITIES AND EXCHANGE
COMMISSION FORM 13-F        11/02/00           PAGE   4
                                                                    AS OF
09/30/00
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - -
- - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -

INVESTMENT
                                                   MARKET
DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/
SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL
(A) (B) (C)  MANAGERS      (A)        (B)       (C)
 TEXACO INC COM                       881694103        32        600 SH
X   X                 600

 U S BANCORP OREGON COM               902973106       444     19,502 SH
X                       9,856                 9,646

 VERIZON COMMUNICATIONS COM           92343V104       847     17,491 SH
X                       8,230                 9,261

 VERIZON COMMUNICATIONS COM           92343V104        53      1,098 SH
X   X               1,098

 WAL MART STORES INC COM              931142103       259      5,375 SH
X                       1,690                 3,685

 WELLS FARGO & CO NEW COM             949746101     4,667    101,599 SH
X                      78,383                23,216

 WELLS FARGO & CO NEW COM             949746101        74      1,600 SH
X   X               1,600

 WORLDCOM INC GA NEW COM              98157D106       362     11,928 SH
X                       4,008                 7,920

 XCEL ENERGY INC COM                  98389B100     1,181     42,910 SH
X                      30,168                12,742

 XCEL ENERGY INC COM                  98389B100        73      2,667 SH
X   X               2,667

                                               ----------
          PAGE TOTAL                                7,992
         FINAL TOTALS                              54,135